Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2023
Income Statement [Abstract]
NET REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Salaries and Consulting fees	60,000	60,000	120,000	120,000
Professional fees	4,500	45,917	4,500	62,893
Other selling, general and administrative	214	60,848	854	61,415
Total Operating Expenses	64,714	166,765	125,354	244,308
LOSS FROM OPERATIONS	(64,714)	(166,765)	(125,354)	(244,308)
OTHER INCOME (EXPENSES)
Income from derivative liability	3,355	167,975	(33,877)	711,198
Interest expense (including amortization of debt discounts of $7,790, $24,757, $27,690, and $48,882, respectively)	(94,015)	(135,326)	(201,087)	(247,924)
Total Other Income (Expenses)	(90,660)	32,649	(234,964)	463,274
LOSS BEFORE INCOME TAXES	(155,374)	(134,116)	(360,318)	218,966
INCOME TAX EXPENSE	0	0	0	0
NET INCOME (LOSS)	$ (155,374)	$ (134,116)	$ (360,318)	$ 218,966
Net income (loss) per common share, Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00
Net income (loss) per common share, Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00
Weighted average shares outstanding, Basic	3,325,531,102	427,583,795	3,325,531,102	807,957,041
Weighted average shares outstanding, Diluted	3,325,531,102	427,583,795	3,325,531,102	807,957,041